Financial Instruments (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through profit or loss	$ 69,216		$ 53,466
Contract assets	0	[1]	99,416	$ 106,774
Other payables	107,825		103,622
Other financial liabilities	2,480		2,591
Financial risk [member] | Increase 3% Effect on Pre-tax profit
Disclosure of detailed information about financial instruments [line items]
Contract assets			2,982
Loans to investee entities			188
Loans to non-controlling interests	183		158
Loans from banks and other financial institutions	(22,625)		(24,965)
Loans from non-controlling interests	(35)
Other financial liabilities	(74)		(78)
Financial assets (liabilities) due to change in the index rate	(22,551)		(21,715)
Financial risk [member] | Carrying Value [Member]
Disclosure of detailed information about financial instruments [line items]
Contract assets			99,416
Loans to investee entities			6,264
Loans to non-controlling interests	6,115		5,267
Loans from banks and other financial institutions	(754,163)		(816,087)
Loans from non-controlling interests	(1,173)
Other financial liabilities	(2,480)		(2,591)
Financial assets (liabilities) due to change in the index rate	(751,701)		(707,731)
Financial risk [member] | Decrease 3% Effect on Pre-tax profit
Disclosure of detailed information about financial instruments [line items]
Contract assets			(2,982)
Loans to investee entities			(188)
Loans to non-controlling interests	(183)		(158)
Loans from banks and other financial institutions	22,625		23,972
Loans from non-controlling interests	35
Other financial liabilities	74		78
Financial assets (liabilities) due to change in the index rate	$ 22,551		$ 20,722

[1]	Following the significant change to the terms of the concession arrangement with the state of Israel at the beginning of 2024, the Electricity Authority in Israel approved the cancellation of licenses for electricity generation facilities with a capacity of less than 16 MW, including the aforementioned facilities. Following the license cancellation, the facilities continue to generate electricity in accordance with the technical specifications and the capacity approved in the licenses. Furthermore, the tariff approval for the facilities will remain valid until the original license expiration date prior to its cancellation.